Interest expense and other finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest expense and other finance costs
Interest expense on loans	$ 3,181	$ 4,046
Interest cost on decommissioning liability	471	547
Other interest	294
Interest income	(301)	(300)
Interest expense and other finance costs	$ 3,645	$ 4,293